TAXATION - Components of deferred taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred tax assets
Advertising expenses	$ 3,048	¥ 21,218	¥ 53,892
Donation	181	1,262	675
Accrued expenses	1,475	10,272	7,573
Accrued welfare	101	701	447
Impairment loss of long-lived assets	5,698	39,671
Allowance for doubtful accounts	2,098	14,603
Tax losses	122,001	849,351	339,067
Valuation allowance	(134,602)	(937,078)	¥ (401,654)
Accumulated tax losses	$ 604,029	¥ 4,205,130